AlphaTrade.com
                         930 West First Street, Ste 116
                       North Vancouver, BC Canada V7P 3N4


October 25, 2010

United States Securities and Exchange Commission
Attn: Andrew Mew, Accounting Branch Chief
          Millwood Hobbs, Staff Accountant
100 F Street N.E., Stop 4561
Washington, D.C. 20549


RE:     Alphatrade.com
        Form 10-K/A for the Fiscal Year Ended December 31, 2008
        Form 10-K/A for the Fiscal Year Ended December 31, 2007
          Filed April 22, 2010
        Forms 10-Q for Fiscal Quarters Ended March 31, 2010, June 30, 2010
          Filed May 17, 2010 and August 10, 2010
        Forms 10-Q/A for Fiscal Quarters Ended March 31, 2008, June 30, 2008,
          and September 30, 2008 Filed April 22, 2010
        File No. 0-25631

Dear Mr. Mew, et al:

     We have reviewed the comments from your letter dated September 30, 2010 and have formulated responses as outlined below. Please feel free to contact us at your convenience should additional explanation and/or clarification be required.

Audited Financial Statements - Fiscal Years Ended December 31, 2008 and 2007
----------------------------------------------------------------------------
Statements of Operations and Other Comprehensive Income (Loss), page F-8
------------------------------------------------------------------------

     1. We note your response to our prior comment 7 in our letter of June 25, 2010 regarding the need to revise your disclosure in the second and third quarter Forms 10-Q as of June 30, 2008 and September 30, 2008 to more clearly explain in Note 3 - Restatement of Financial Statements the reason for reducing general and administrative expenses during each quarter by $100,000. However, your response to this same comment in our three prior comment letters dated October 6, 2009, January 29, 2010, and June 25, 2010 has continued to state you will provide us the reason for the $200,000 at some unspecified date in the future. As we previously requested, please tell us and disclose the facts and circumstances surrounding your transactions and the related accounting as soon as possible. We may have further comment upon review of your response.

     COMPANY RESPONSE: The Company adjusted the General and administrative expense line item in its 6/30/08 and 9/30/08 Forms 10-Q/A pursuant to correcting an accounting error relating to the collectability of advertising revenues. As the Company performed its analysis of the





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     accounting   error  it  was  noted  that  certain  related   expenses  been
     erroneously overstated. These expenses were overstated by $100,000 for the three months ended June 30, 2008, and an additional $100,000 for the three
     months  ended   September  30,  2008.   These  expenses   represented   the
     amortization of certain deferred costs relating to revenues. When the determination was made that the related revenues were in fact not fully earned, the related deferred costs also required correction. The Company has revised its disclosure with respect to its correction of accounting error so as to more clearly state the rationale for adjusting the General and administrative expense figures.


Exhibits 31 and 32
------------------

     2. We note your response to our prior comment 8 of our letter dated June 25, 2010 including the revised proposed 302 and 906 certifications previously omitted from your most recent Forms 10-K/A for fiscals 2008 and 2007. Please provide a current date on each of the corresponding certifications and file the newly dated signed certifications as exhibits to amended Forms 10-K/A for fiscal 2008 and 2007, respectively, and submit them on EDGAR as soon as possible.

     COMPANY RESPONSE: The Company has updated the aforementioned certifications with current dates, pursuant to the Commission's request.

Form 10-K/Amendment No. 2 for Fiscal Year Ended December 31, 2007
-----------------------------------------------------------------
Notes to Consolidated Financial Statements
------------------------------------------
Note 11 - Restated Financial Statements, page F-25
--------------------------------------------------
Note 9 - Basic (loss) Per Share, page F-22
------------------------------------------

     3. We note your response to our prior comment 11 of our letter dated June 25, 2010 regarding your representation that the presentation of the second earnings per share amount using comprehensive income will not be shown in future filings. However, we note such presentation in the amended Form 10-K/A for the fiscal year ended December 31, 2007 included with your response. Please remove such presentation within
         Note 9 and Note 11 of Form 10-K/A in the next amendment and confirm that you will comply in future filings.

     COMPANY RESPONSE: The Company has removed the second earnings per share amount using comprehensive income from its Form 10-K/A for the fiscal year ended December 31, 2007, pursuant to the Commissions' request.

Form 10-Q, Amendment No. 2, for Fiscal Quarter Ended June 30, 2009
------------------------------------------------------------------
Item 1.  Financial Statements
-----------------------------
Note 6 - Lawsuit Settlements, page 13
-------------------------------------
Professional Bull Riders, Inc. v. Alphatrade.com
------------------------------------------------

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     4.  We note your  responses to prior comment 9 of our letter dated June 25,
         2010 regarding 300,000 shares of common stock transferred to PBR as part of a Settlement Agreement dated May 21, 2009. Please tell us and revise your disclosure in future filings to state the fair value amount you assigned to these shares.

     COMPANY RESPONSE: The 300,000 shares of common stock the Company agreed to transfer pursuant to its PBR Settlement Agreement represent shares of two different unrelated entities. 250,000 shares of Clean Coal Technology, Inc.
     (CCTC), along with 50,000 shares of HSTC Global, Inc. (HSTC) were transferred out of the Company's account to PBR on May 29, 2010. The shares were valued at their respective market closing prices as of May 21, 2009, the date the Settlement was agreed upon. The Company has revised its disclosure so as to more clearly describe the valuation of the 300,000 shares, pursuant to the Commission's request.


Form 10-Q for Fiscal Quarter Ended June 30, 2010
------------------------------------------------
Notes to Financial Statements
-----------------------------
Note 10 - Subsequent Events, page 13
------------------------------------

     5. We note your response to our prior comment 2 of our letter dated June 25, 2010 regarding the $3.2 million one-time death benefit recorded during the fourth quarter of fiscal 2009. Please tell us and disclose in future filings, when settling the liability by issuing shares, how you determined the valuation was reasonable in light of the apparent higher trading prices of your shares around July 6, 2010, the date when you issued them. We may have further comment upon review of your response.

COMPANY RESPONSE: The Company determined the valuation of the death benefit was reasonable, despite the higher trading price, due to the fact that we had previously contracted the benefit with our former Chairman and CEO. The benefit was the fulfillment of the related clause in our former Chairman's employment agreement. The reasonableness of the benefit was negotiated and agreed upon at the time the employment agreement was consummated. The recording of the benefit was merely the Company fulfilling its contractual obligation pursuant to the employment agreement. In addition, the value of the death benefit is not dependent upon the price of our common stock, as it is not related to equity in any way. The Company will describe this transaction in greater detail in future filings, pursuant to the Commission's request.


Item 3.  Controls and Procedures, page 15
-----------------------------------------

     6. We note your response and revised disclosure in future filings relating to our prior comment 3 of our letter dated June 25, 2010 when discussing your internal controls and procedures over financial reporting. In that regard, your disclosure continues to make improper reference to "material information" instead of just saying



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         "information."  Further,  your  disclosure  regarding the conclusion of your officers should not refer to the report date on June 30, 2010, but instead you should use the phrase "as of the end of the period covered by this report." Refer to Item 307 of Regulation S-K.


COMPANY RESPONSE: The Company has revised its disclosure so as to remove the reference to "material" information, and to correct the disclosure regarding the conclusion of our officers to implement the phrase "as of the end of the period covered by this report," pursuant to the Commission's request.

Sincerely,

AlphaTrade.com





-------------------------
By: Gordon J. Muir
Its: Chief Executive Officer



































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